Summary of changes in convertible debt (Details)	6 Months Ended
Jun. 30, 2022 GBP (£)
Disclosure of detailed information about borrowings [abstract]
Beginning balance, Residual loan	£ 6,806,210
Beginning balance, Embedded derivative	6,925,654
Beginning balance, Convertible loan	13,731,864
Loan notes issued in the period, Residual loan	170
Loan notes issued in the period, Embedded derivative	17,940
Loan notes issued in the period, Convertible loan	18,110
Accrued interest, Residual loan	5,854,785
Accrued interest, Embedded derivative
Accrued interest, Convertible loan	5,854,785
Conversion of loan notes, Residual loan	(9,861,405)
Conversion of loan notes, Embedded derivative
Conversion of loan notes, Convertible loan	(9,861,405)
Repayment of loan notes, Residual loan	(1,936,360)
Repayment of loan notes, Embedded derivative
Repayment of loan notes, Convertible loan	(1,936,360)
Fair value adjustment, Residual loan
Fair value adjustment, Embedded derivative	(6,943,594)
Fair value adjustment, Convertible loan	(6,943,594)
Currency adjustment, Residual loan	183,709
Currency adjustment, Embedded derivative
Currency adjustment, Convertible loan	183,709
Ending balance, Residual loan	1,047,109
Ending balance, Embedded derivative
Ending balance, Convertible Debt	£ 1,047,109